Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-
K
under the Exchange Act, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”), calculated in accordance with the requirements of Item 402(v), and certain Company performance measures for the fiscal years listed below. The Company’s selected performance measure included in the table below is AFFO (as defined in “Executive Compensation—Compensation Discussion and Analysis” above). This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our NEOs, how our NEOs’ compensation relates to Company performance, or how the Compensation and Management Development Committee evaluates compensation decisions in light of Company or individual performance. Please refer to “Executive Compensation—Compensation Discussion and Analysis” above for a complete description of how our executive compensation relates to Company performance and how the Committee makes its compensation decisions.
The information provided under this Pay Versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, or the Exchange Act, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income ($ in thousands) (7)	Adjusted Funds from Operations ($ in thousands) (8)

2023	$10,393,322	$18,548,465	$2,621,459	$ 3,632,265	$126.29	$113.54	$521,028	$923,365

2022	$14,166,554	($ 3,988,645)	$4,760,868	($ 1,648,807)	$105.52	$99.82	$384,799	$865,897

2021	$ 9,710,445	$31,935,295	$3,267,111	$12,172,142	$157.51	$132.23	$262,776	$745,561

2020	$ 5,518,018	$ 4,797,919	$2,573,039	$ 2,200,487	$101.25	$92.43	$197,449	$602,402

(1)	Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table for our CEO, Dallas B. Tanner, in each of 2023, 2022, 2021, and 2020.
(2)
CAP to our CEO in each of 2023, 2022, 2021, and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tanner during the applicable year.

	2020	2021	2022	2023

CEO	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner

Summary Compensation Table Total Compensation	$5,518,018	$9,710,445	$14,166,554	$10,393,322

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(3,625,057)	(6,500,037)	(12,023,478)	(7,500,031)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	3,240,949	14,797,038	6,849,983	9,108,057

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(335,991)	13,927,849	(12,981,704)	6,547,117

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—	—

Compensation Actually Paid ($)	$4,797,919	$31,935,295	($ 3,988,645)	$18,548,465

(3)
Represents the average of the amounts reported for the Company’s non-CEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The following NEOs are included in the average calculation for 2023: Messrs. Olsen; Freedman; Young; Eisen; and Solls. The following NEOs are included in the average calculation for each of 2022, 2021, and 2020: Messrs. Freedman; Young; and Solls.

(4)
Average CAP to our non-CEO NEOs, as a group, in each of 2023, 2022, 2021, and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO
NEOs as a group during the applicable year.

As noted above, in 2023 the non-CEO NEOs have changed:
a.	Mr. Olsen’s salary and annual incentive award amounts reflect his promotion to our Executive Vice President, Chief Financial Officer and Treasurer effective June 1, 2023.
b.
Mr. Freedman’s salary and annual incentive award amounts were calculated based on days of service in 2023, and he did not receive a 2023 LTIP award. The forfeited awards presented in the table below represent Mr. Freedman’s 2022 Outperformance Program award.

c.	Mr. Eisen’s salary was based on days of service in 2023.

	2020	2021	2022	2023

Non-CEO NEOs

Summary Compensation Table Total Compensation	$2,573,039	$3,267,111	$4,760,868	$2,621,459

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(1,400,045)	(1,475,033)	(3,570,411)	(1,441,958)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	1,251,696	3,357,853	2,084,989	1,576,007

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(224,203)	7,022,211	(4,924,253)	1,160,149

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—	(283,392)

Compensation Actually Paid ($)	$2,200,487	$12,172,142	($1,648,807)	$3,632,265

(5)
For the applicable fiscal year, represents the cumulative TSR of the Company for the measurement periods beginning on December 31, 2019, and ending on December 29, 2023, December 30, 2022, December 31, 2021, or December 31, 2020, as appropriate.

(6)
For the applicable fiscal year, represents the cumulative TSR of the MSCI US REIT Index for the measurement periods ending on December 29, 2023, December 30, 2022, December 31, 2021, or December 31, 2020, as appropriate.

(7)	Reflects GAAP net income.
(8)
Company-selected measure is AFFO which is defined in “Executive Compensation—Compensation Discussion and Analysis” above. See Part II. Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operations—Non-GAAP
Measures” in our 2023 Form
10-K
for the reconciliation of AFFO to net income (loss) (as determined in accordance with GAAP), the most directly comparable GAAP measure. Although AFFO is an important financial performance measure, among others, that the Compensation and Management Development Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v) as part of its executive compensation determinations.

Company Selected Measure Name	Adjusted Funds from Operations
Named Executive Officers, Footnote	The following NEOs are included in the average calculation for 2023: Messrs. Olsen; Freedman; Young; Eisen; and Solls. The following NEOs are included in the average calculation for each of 2022, 2021, and 2020: Messrs. Freedman; Young; and Solls.
Peer Group Issuers, Footnote	For the applicable fiscal year, represents the cumulative TSR of the MSCI US REIT Index for the measurement periods ending on December 29, 2023, December 30, 2022, December 31, 2021, or December 31, 2020, as appropriate.
PEO Total Compensation Amount	$ 10,393,322	$ 14,166,554	$ 9,710,445	$ 5,518,018
PEO Actually Paid Compensation Amount	$ 18,548,465	(3,988,645)	31,935,295	4,797,919
Adjustment To PEO Compensation, Footnote
(2)
CAP to our CEO in each of 2023, 2022, 2021, and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tanner during the applicable year.

	2020	2021	2022	2023

CEO	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner

Summary Compensation Table Total Compensation	$5,518,018	$9,710,445	$14,166,554	$10,393,322

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(3,625,057)	(6,500,037)	(12,023,478)	(7,500,031)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	3,240,949	14,797,038	6,849,983	9,108,057

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(335,991)	13,927,849	(12,981,704)	6,547,117

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—	—

Compensation Actually Paid ($)	$4,797,919	$31,935,295	($ 3,988,645)	$18,548,465

Non-PEO NEO Average Total Compensation Amount	$ 2,621,459	4,760,868	3,267,111	2,573,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,632,265	(1,648,807)	12,172,142	2,200,487
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average CAP to our non-CEO NEOs, as a group, in each of 2023, 2022, 2021, and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO
NEOs as a group during the applicable year.

As noted above, in 2023 the non-CEO NEOs have changed:
a.	Mr. Olsen’s salary and annual incentive award amounts reflect his promotion to our Executive Vice President, Chief Financial Officer and Treasurer effective June 1, 2023.
b.
Mr. Freedman’s salary and annual incentive award amounts were calculated based on days of service in 2023, and he did not receive a 2023 LTIP award. The forfeited awards presented in the table below represent Mr. Freedman’s 2022 Outperformance Program award.

c.	Mr. Eisen’s salary was based on days of service in 2023.

	2020	2021	2022	2023

Non-CEO NEOs

Summary Compensation Table Total Compensation	$2,573,039	$3,267,111	$4,760,868	$2,621,459

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(1,400,045)	(1,475,033)	(3,570,411)	(1,441,958)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	1,251,696	3,357,853	2,084,989	1,576,007

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(224,203)	7,022,211	(4,924,253)	1,160,149

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—	(283,392)

Compensation Actually Paid ($)	$2,200,487	$12,172,142	($1,648,807)	$3,632,265

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
CAP, as calculated under Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance table based on year-end
stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
CAP, as calculated under Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance table based on year-end
stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Tabular List, Table
As discussed in the in “Executive Compensation—Compensation Discussion and Analysis,” our compensation program is heavily weighted towards performance-based compensation, reflecting our philosophy of increasing the long-term value of the Company and supporting strategic and operational objectives. The metrics used within our annual cash incentive plan and our long-term incentive award plans are selected to support these objectives. In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with Item 402(v) of Regulation
S-K)
to our NEOs in 2023 to our performance were:

•	AFFO;

•	Net income; and

•	Three-year TSR.

Total Shareholder Return Amount	$ 126.29	105.52	157.51	101.25
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 521,028,000	$ 384,799,000	$ 262,776,000	$ 197,449,000
Company Selected Measure Amount	923,365,000	865,897,000	745,561,000	602,402,000
PEO Name	Dallas B. Tanner
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO
Non-GAAP Measure Description	Company-selected measure is AFFO which is defined in “Executive Compensation—Compensation Discussion and Analysis” above. See Part II. Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operations—Non-GAAP
Measures” in our 2023 Form
10-K
	for the reconciliation of AFFO to net income (loss) (as determined in accordance with GAAP), the most directly comparable GAAP measure. Although AFFO is an important financial performance measure, among others, that the Compensation and Management Development Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v) as part of its executive compensation determinations.
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Three-year TSR
PEO | Stock And Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,500,031)	$ (12,023,478)	$ (6,500,037)	$ (3,625,057)
PEO | Fair Value For Stock And Options Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,108,057	6,849,983	14,797,038	3,240,949
PEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,547,117	(12,981,704)	13,927,849	(335,991)
Non-PEO NEO | Stock And Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,958)	(3,570,411)	(1,475,033)	(1,400,045)
Non-PEO NEO | Fair Value For Stock And Options Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,576,007	2,084,989	3,357,853	1,251,696
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,160,149	$ (4,924,253)	$ 7,022,211	$ (224,203)
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (283,392)